Revenues, net	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenues, net

14.	Revenues, net:

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters). The following table presents the Company’s revenue disaggregated by revenue source for the six month periods ended June 30, 2024 and 2025:

	Six months ended June 30,
	2024	2025
Revenues derived from spot charters, net	$8,740	$2,167
Revenues derived from time charters, net	16,975	16,589
Revenues, net	$25,715	$18,756

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
Accounts receivable trade from spot charters	$4,635	$1,709
Accounts receivable trade from time charters	453	812
Less: Bad debt provisions	(26)	(26)
Less: Allowance for credit losses	(22)	(22)
Total	$5,040	$2,473